Short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term investments
Schedule of short-term investments

(In thousands)	December 31, 2023	December 31, 2024
Time deposits	51,176	38,159
Investments in financial instruments	49,902	72,050
Total	101,078	110,209